Income Taxes (Details)	12 Months Ended
Dec. 31, 2025 HKD ($)
Income Taxes [Line Items]
Income tax rate	8.25%
Income tax profit	$ 2,000,000
Profit before income tax	$ 3,934,608
Hong Kong [Member]
Income Taxes [Line Items]
Income tax rate	16.50%